Going Concern (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Operating loss	$ 3,312	$ 44,045
Accumulated deficit	$ 3,312	47,357
Private Placement [Member] | Subsequent Period of 2017 [Member]
Operating loss		$ 216,000